Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity File Number	333-225606
Entity Registrant Name	ALTAGAS LTD.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1700, 355-4th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 0J1
City Area Code	403
Local Phone Number	691-7575
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	279,494,299
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Entity Central Index Key	0001695519
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Registration Statement	false
Entity Primary SIC Number	1311
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1000 Maine Ave.
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20024
City Area Code	703
Local Phone Number	750-4400
Contact Personnel Name	AltaGas Services (U.S.) Inc.